Annual Total Returns (Bar Chart) (Invesco V.I. Dividend Growth Fund, Series I shares, Invesco V.I. Dividend Growth Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Dividend Growth Fund | Series I shares, Invesco V.I. Dividend Growth Fund
Annual Total Returns
'01	(5.20%)
'02	(18.01%)
'03	27.89%
'04	8.46%
'05	5.61%
'06	11.09%
'07	4.22%
'08	(36.35%)
'09	24.30%
'10	10.48%